UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 13, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $539,860


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD Bermuda                COM   G1150G111  29033     786150   SH         SOLE       733325        52825
Acco Brands Corp                     COM   00081T108   3176     120000   SH         SOLE       120000            0
Apollo Group Inc Cl A                COM   037604105  10106     259333   SH         SOLE       238308        21025
Avalonbay Cmntys Inc                 COM   053484101   1509      11600   SH         SOLE        11600            0
Avis Budget Group                    COM   053774105  12753     587985   SH         SOLE       543995        43990
BearingPoint Inc                     COM   074002106  12490    1587100   SH         SOLE      1453150       133950
Berkshire Hathaway Inc Del Cl B      COM   084670207  60636      16540   SH         SOLE        15298         1242
Boston Properties Inc                COM   101121101   1387      12400   SH         SOLE        12400            0
Career Education Corp                COM   141665109   1239      50000   SH         SOLE        50000            0
Chubb Corp                           COM   171232101  21325     403049   SH         SOLE       374275        28774
Coca-Cola Co                         COM   191216100  21026     435775   SH         SOLE       405300        30475
Corinthian Colleges Inc              COM   218868107  14970    1098299   SH         SOLE      1019599        78700
Dell Inc                             COM   24702R101  13932     555275   SH         SOLE       511975        43300
Drew Ins Inc                     COM NEW   26168L205   1170      45000   SH         SOLE        45000            0
Duckwall-Alco Stores Inc New         COM   264142100   2065      52942   SH         SOLE        52942            0
Eastern Ins Hldgs Inc                COM   276534104   1482     101800   SH         SOLE       101800            0
Equity Lifestyle Pptys Inc           COM   29472R108   1361      25000   SH         SOLE        25000            0
Federal Home Ln Mtg Corp             COM   313400301  24239     356980   SH         SOLE       330205        26775
Gartner Inc Cl A                     COM   366651107  26059    1316800   SH         SOLE      1212800       104000
General Electric Co                  COM   369604103  20032     538341   SH         SOLE       500016        38325
Greater Bay Bancorp                  COM   391648102   8060     306127   SH         SOLE       283377        22750
Helmerich & Payne Inc                COM   423452101   1909      78000   SH         SOLE        78000            0
Home Depot Inc                       COM   437076102   2249      56000   SH         SOLE        56000            0
Johnson & Johnson                    COM   478160104  18494     280125   SH         SOLE       257750        22375
Marine Prods Corp                    COM   568427108   1996     170000   SH         SOLE       170000            0
Mattel Inc                           COM   577081102  15418     680400   SH         SOLE       627550        52850
Medco Health Solutions Inc           COM   58405U102  21842     408714   SH         SOLE       378814        29900
Mercury General Corp New             COM   589400100  18409     349115   SH         SOLE       324490        24625
Microsoft Corp                       COM   594918104   2777      93000   SH         SOLE        93000            0
Neenah Paper Inc                     COM   640079109   2119      60000   SH         SOLE        60000            0
Newfield Expl Co                     COM   651290108   1195      26000   SH         SOLE        26000            0
Omega Flex Inc                       COM   682095104  11183     540780   SH         SOLE       499730        41050
PHH Corp                             COM   693320202   2607      90310   SH         SOLE        85275         5035
Pfizer Inc                           COM   717081103    228       8800   SH         SOLE         8800            0
Realogy Corp                         COM   75605E100  20443     674226   SH         SOLE       625826        48400
Regency Ctrs Corp                    COM   758849103   1407      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   3917      62615   SH         SOLE        55165         7450
Simpson Manufacturing                COM   829073105   3165     100000   SH         SOLE       100000            0
Southwestern Energy Co               COM   845467109  15202     433725   SH         SOLE       408025        25700
Sun Communities Inc                  COM   866674104  13933     430575   SH         SOLE       397425        33150
TJX Cos Inc New                      COM   872540109  31889    1118125   SH         SOLE      1036575        81550
Taubman Ctrs Inc                     COM   876664103   1526      30000   SH         SOLE        30000            0
Thor Inds Inc                        COM   885160101   3299      75000   SH         SOLE        75000            0
Ultra Petroleum Corp                 COM   903914109   1528      32000   SH         SOLE        32000            0
Washington Post Co                   COM   939640108  19499      26152   SH         SOLE        24212         1940
Weight Watchers Intl Inc New         COM   948626106  18305     348475   SH         SOLE       322675        25800
Wyndham Worldwide Corp               COM   98310W108  17271     539382   SH         SOLE       500662        38720